SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUES

Revenue consists of the following by service offering for the nine months ended September 30, 2021:

	Security Managed Services	Professional Services	Total
Primary Sector Markets
Public	$3,179,047	$44,579	$3,223,626
Private	3,607,146	2,178,545	5,785,691
Not-for-Profit	192,953	52,313	245,266
	$6,979,146	$2,275,437	$9,254,583

Major Service Lines
Compliance	$3,336,795	$-	$3,336,795
Secured Managed Services	3,134,269	-	3,134,269
SOC Managed Services	352,535	-	352,535
vCISO Services	155,547	-	155,547
Technical Assessments	-	1,844,496	1,844,496
Forensics & I/R	-	265,567	265,567
Training	-	149,529	149,529
Other CyberSecurity Services	-	15,845	15,845
	$6,979,146	$2,275,437	$9,254,583

Revenue consists of the following by service offering for the nine months ended September 30, 2020:

	Managed Services	Consulting Services	Total
Primary Sector Markets
Public	$2,498,371	$5,068	$2,503,439
Private	1,024,744	1,001,748	2,026,492
Not-for-Profit	89,374	9,000	98,374
	$3,612,489	$1,015,816	$4,628,305

Major Service Lines
Compliance	$2,519,958	$-	$2,519,958
Secured Managed Services	752,371	-	752,371
SOC Managed Services	301,760	-	301,760
vCISO Services	38,400	-	38,400
Technical Assessments	-	190,825	190,825
Forensics & I/R	-	554,069	554,069
Training	-	58,625	58,625
Other CyberSecurity Services	-	212,297	212,297
	$3,612,489	$1,015,816	$4,628,305

Revenue consists of the following by service offering for the year ended December 31, 2020:

	Managed Services	Consulting Services	Total
Primary Sector Markets
Public	$-	$3,473,113	$3,473,113
Private	1,733,144	1,912,269	3,645,413
Not-for-Profit	81,725	40,577	122,302
	$1,814,869	$5,425,959	$7,240,828
Major Service Lines
CISO as a Service	$20,550	$-	$20,550
Gap and Risk Assessment	-	4,779,231	4,779,231
Managed Security Services	1,099,749	-	1,099,749
Tech Connect Pro	640,218	-	640,218
Tech Connect Cloud	-	158,645	158,645
Tech Connect Security	53,674	-	53,674
Hardware	-	269,272	269,272
Other	678	218,811	219,489
	$1,814,869	$5,425,959	$7,240,828

Revenue consists of the following by service offering for the year ended December 31, 2019:

	Managed Services	Consulting Services	Total
Primary Sector Markets
Public	$-	$606,541	$606,541
Private	405,153	611,400	1,016,553
Not-for-Profit	19,105	265,731	284,836
	$424,258	$1,483,672	$1,907,930
Major Service Lines
CISO as a Service	$216,000	$-	$216,000
Gap and Risk Assessment	-	1,483,672	1,483,672
Managed Security Services	208,023	-	208,023
Other	235	-	235
	$424,258	$1,483,672	$1,907,930

SUMMARY OF SECURITIES EXCLUDED FROM DILUTED PER SHARE CALCULATION
	September 30, 2021	September 30, 2020
Stock Options	27,680,040	21,435,700
Convertible Debt	1,500,000	-
Total	29,180,040	21,435,700

The following tables summarize the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise price could be less than the average market price of the common shares:

	December 31, 2020	December 31, 2019

Stock Options	24,573,700	17,245,000
Convertible Note	1,500,000	-
Total	26,073,700	17,245,000